Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Income(Loss) Before Income Taxes	Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

PRC	88,423	162,421	228,919
Non-PRC	(7,053)	(18,207)	(21,210)

	81,370	144,214	207,709

Income Tax Expenses Benefits	Income tax expenses comprised:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Current tax expense	15,621	14,937	31,038
Deferred tax expense	2,601	27,680	24,867

	18,222	42,617	55,905

Reconciliation Between Income Tax Expense and Amount Computed by Applying Satatutory Tax Rate

A reconciliation between the income tax expense (benefit) and the amount computed by applying the statutory tax rate to income before income taxes is as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

Income before income taxes	81,370	144,214	207,709

Income tax at applicable tax rate of 25%	20,342	36,054	51,927
Effect of international tax rate differences	445	1,522	453
Non-deductible expenses	3,677	7,997	8,593
Effect of tax holiday	(11,790)	(27,582)	(33,077)
Effect of tax rate changes	4,359	(899)	(1,974)
Investment basis difference in the PRC Domestic Entities	863	5,207	10,046
Withholding tax	—	18,414	16,867
Change in valuation allowance	(357)	879	1,085
Unrecognized tax benefits	(170)	(499)	(419)
Changes in interest and penalties on unrecognized tax benefits	853	1,524	2,404

	18,222	42,617	55,905

Unrecognized Tax Benefits, Exclusive of Related Interest and Penalties

A roll-forward of unrecognized tax benefits, exclusive of related interest and penalties, is as follows:

	As of December 31,
	2010	2011	2012
	US$	US$	US$

Balance at beginning of year	13,657	5,853	7,439
Increase relating to current year tax positions	—	1,789	10,074
Decrease relating to settlements with tax authorities	(8,055)	—	—
Decrease relating to expiration of applicable statutes of limitation	(170)	(489)	(2,205)
Foreign currency translation adjustments	421	286	28

Balance at end of year	5,853	7,439	15,336

Aggregate Amount and Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$

The aggregate amount	(11,790)	(27,582)	(33,077)

The aggregate effect on basic and diluted earnings per share for Class A and Class B ordinary shares:
—Basic	0.16	0.36	0.43

—Diluted	0.15	0.34	0.40

Components of Deferred Taxes

The components of deferred taxes are as follows:

	For the Years Ended December 31,
	2011	2012
	US$	US$

Deferred tax assets, current portion
Accrued expenses	1,602	2,734

Total deferred tax assets, current portion	1,602	2,734

Deferred tax assets, non-current portion
Net operating losses	1,660	3,061
Less: valuation allowance	(253)	(1,338)

Total deferred tax assets, non-current portion, net	1,407	1,723

Deferred tax liabilities, current portion	—	—

Deferred tax liabilities, non-current portion
Investment basis in the PRC entities	(38,581)	(64,947)

Deferred tax liabilities, non-current portion	(38,581)	(64,947)